                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No.  51                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         File No. 811-4363

         Amendment No. 52

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 29, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

July 29, 2005

American Century Investments
prospectus

Investor Class
Capital Preservation Fund
Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

Institutional Class
Inflation-Adjusted Bond Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus includes information about Investor Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . .  2

FUND PERFORMANCE HISTORY. . . . . . . . . . . . . . . . . . . . . . . . . . .  4
        Capital Preservation Fund and
        Government Agency Money Market Fund . . . . . . . . . . . . . . . . .  4
        Ginnie Mae Fund, Government Bond Fund, Inflation-Adjusted Bond Fund

        Capital Preservation Fund and Government Agency Money Market Fund . . 13

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie
Mae"), are supported by the full faith and credit of the U.S. government.
Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association ("Fannie
Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the
Federal Home Loan Bank ("FHLB") are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. In general, securities issued by non-U.S. government entities such as corporations are backed only by the credit of the issuer.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

FUND                PRIMARY INVESTMENTS           PRINCIPAL RISKS
--------------------------------------------------------------------------------
Capital             Short-term U.S. Treasury      Lowest credit risk
Preservation        securities that mature        Lowest interest rate risk
                    in 397 days or less
--------------------------------------------------------------------------------
Ginnie Mae          Ginnie Maes, which are        Very low credit risk
                    mortgage-backed securities    Moderate interest rate risk
                    issued by the Government      Prepayment risk
                    National Mortgage
                    Association
--------------------------------------------------------------------------------
Government Agency   Short-term U.S. government    Low credit risk
Money Market        securities that mature in     Lowest interest rate risk
                    397 days or less
--------------------------------------------------------------------------------
Government Bond     U.S. government               Low credit risk
                    securities of any maturity    Moderate interest rate risk(1)
                                                  Prepayment risk
--------------------------------------------------------------------------------
Inflation-Adjusted  Inflation-indexed             Moderate credit risk
Bond                U.S. securities               Moderate interest rate risk
--------------------------------------------------------------------------------
Short-Term          U.S. government securities    Low credit risk
Government          that mature in three          Low interest rate risk
                    years or less                 Prepayment risk
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

------
2

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
13.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS (CAPITAL
        PRESERVATION AND GOVERNMENT AGENCY MONEY MARKET) SEEK TO PRESERVE THE
        VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE
        MONEY BY INVESTING IN THEM.

------
3

FUND PERFORMANCE HISTORY

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

CAPITAL PRESERVATION - INVESTOR CLASS(1)

[data from bar chart]

1995     5.32%
1996     4.85%
1997     4.97%
1998     4.92%
1999     4.42%
2000     5.68%
2001     3.78%
2002     1.35%
2003     0.68%
2004     0.82%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     CAPITAL PRESERVATION'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 1.03%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                       LOWEST
--------------------------------------------------------------------------------
Capital Preservation               1.47% (4Q 2000)               0.13% (1Q 2004)
--------------------------------------------------------------------------------

------
4

GOVERNMENT AGENCY MONEY MARKET - INVESTOR CLASS(1)

[data from bar chart]

1995     5.50%
1996     4.93%
1997     5.07%
1998     5.07%
1999     4.73%
2000     5.99%
2001     3.89%
2002     1.45%
2003     0.73%
2004     0.94%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GOVERNMENT AGENCY MONEY MARKET'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS
     1.12%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                  LOWEST
--------------------------------------------------------------------------------
Government Agency Money Market          1.55% (4Q 2000)          0.16% (4Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. As money market funds, Capital
Preservation Fund and Government Agency Money Market Fund are not required to include after tax information.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Capital Preservation                             0.82%     2.45%      3.66%
--------------------------------------------------------------------------------
Government Agency Money Market                   0.94%     2.58%      3.81%
--------------------------------------------------------------------------------

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the funds will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
5

GINNIE MAE FUND
GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the charts depending on the expenses of that class.

GINNIE MAE FUND - INVESTOR CLASS(1)

[data from bar chart]

1995     15.86%
1996      5.21%
1997      8.79%
1998      6.33%
1999      0.97%
2000     10.52%
2001      7.43%
2002      8.39%
2003      2.04%
2004      3.13%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GINNIE MAE'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 1.81%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Ginnie Mae                   4.95% (2Q 1995)                   -0.91% (2Q 2004)
--------------------------------------------------------------------------------

------
6

GOVERNMENT BOND FUND - INVESTOR CLASS(1)(2)

[data from bar chart]

1995     13.70%
1996      4.08%
1997      8.38%
1998      8.94%
1999     -2.05%
2000     12.63%
2001      6.75%
2002     10.90%
2003      1.95%
2004      2.48%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GOVERNMENT BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 2.52%.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Government Bond                 6.32% (3Q 2002)                 -2.44% (2Q 2004)
--------------------------------------------------------------------------------

INFLATION-ADJUSTED BOND FUND - INVESTOR CLASS(1)

[data from bar chart]

1998      3.45%
1999      1.69%
2000     12.11%
2001      7.63%
2002     15.14%
2003      7.35%
2004      7.95%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     INFLATION-ADJUSTED BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 2.52%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                    HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Inflation-Adjusted Bond             7.23% (3Q 2002)             -3.16% (2Q 2004)
--------------------------------------------------------------------------------

------
7

SHORT-TERM GOVERNMENT FUND - INVESTOR CLASS(1)

[data from bar chart]

1995     10.51%
1996      4.11%
1997      6.02%
1998      6.04%
1999      1.87%
2000      7.82%
2001      7.10%
2002      5.22%
2003      1.11%
2004      0.66%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     SHORT-TERM GOVERNMENT'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 1.05%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Short-Term Government              3.18% (1Q 1995)              -1.10% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of Inflation-Adjusted Bond's Institutional
Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

------
8

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED                                               LIFE OF
DECEMBER 31, 2004                             1 YEAR   5 YEARS  10 YEARS  CLASS(1)
-----------------------------------------------------------------------------------
Ginnie Mae Fund
Return Before Taxes                            3.13%   6.25%    6.78%     N/A
Return After Taxes on Distributions            1.48%   4.09%    4.33%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                     2.01%   4.02%    4.27%     N/A
Citigroup 30-Year GNMA Index                   4.56%   7.11%    7.57%     N/A
   (reflects no deduction for fees,
   expenses or taxes)
-----------------------------------------------------------------------------------
Government Bond Fund(2)
Return Before Taxes                            2.48%   6.85%    6.66%     N/A
Return After Taxes on Distributions            1.23%   4.91%    4.48%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                     1.82%   4.74%    4.39%     N/A
Citigroup Treasury/Mortgage Index              4.14%   7.36%    7.51%     N/A
   (reflects no deduction for fees,
   expenses or taxes)
-----------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund
Return Before Taxes                            7.95%   9.99%    N/A       7.05%
Return After Taxes on Distributions            6.29%   7.86%    N/A       4.94%
Return After Taxes on Distributions
   and Sale of Fund Shares                     5.18%   7.28%    N/A       4.70%
Citigroup U.S. Inflation-Linked                8.40%   10.82%   N/A       7.92%(3)
   Securities Index
   (reflects no deduction for fees,
   expenses or taxes)
-----------------------------------------------------------------------------------
Short-Term Government Fund
Return Before Taxes                            0.66%   4.34%    5.00%     N/A
Return After Taxes on Distributions           -0.01%   2.90%    3.17%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                     0.43%   2.82%    3.13%     N/A
Citigroup U.S. Treasury/Agency                 1.03%   5.11%    5.79%     N/A
   1- to 3-Year Index
   (reflects no deduction for fees,
   expenses or taxes)
-----------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INFLATION-ADJUSTED BOND INVESTOR CLASS IS
     FEBRUARY 10, 1997. ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10
     YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

(3)  SINCE FEBRUARY 28, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
9

INSTITUTIONAL CLASS
                                                                       LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004          1 YEAR          CLASS(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund
Return Before Taxes                                    8.15%           7.50%
Citigroup U.S. Inflation-Linked                        8.40%           7.68%(2)
   Securities Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INFLATION-ADJUSTED BOND INSTITUTIONAL CLASS
     IS OCTOBER 1, 2002.

(2)  SINCE SEPTEMBER 30, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
10

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
   Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   DISTRIBUTION                 TOTAL ANNUAL
                                   AND                          FUND
                      MANAGEMENT   SERVICE         OTHER        OPERATING
                      FEE(1)       (12B-1) FEES    EXPENSES(2)  EXPENSES
--------------------------------------------------------------------------------
Capital
Preservation
  Investor            0.47%        None            0.01%        0.48%
  Class
--------------------------------------------------------------------------------
Ginnie Mae
  Investor            0.57%        None            0.01%        0.58%
  Class
--------------------------------------------------------------------------------
Government
Agency
Money Market
  Investor            0.47%        None            0.01%        0.48%
  Class
--------------------------------------------------------------------------------
Government
Bond
  Investor            0.49%        None            0.01%        0.50%
  Class
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond
  Investor            0.49%        None            0.01%        0.50%
  Class
--------------------------------------------------------------------------------
  Institutional       0.29%        None            0.01%        0.30%
  Class
--------------------------------------------------------------------------------
Short-Term
Government
  Investor            0.57%        None            0.01%        0.58%
  Class
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

------
11

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Capital
Preservation
  Investor                  $49           $154           $268           $603
  Class
--------------------------------------------------------------------------------
Ginnie Mae
  Investor                  $59           $186           $323           $724
  Class
--------------------------------------------------------------------------------
Government
Agency
Money Market
  Investor                  $49           $154           $268           $603
  Class
--------------------------------------------------------------------------------
Government
Bond
  Investor                  $51           $160           $279           $627
  Class
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond
  Investor                  $51           $160           $279           $627
  Class
--------------------------------------------------------------------------------
  Institutional             $31            $97           $169           $381
  Class
--------------------------------------------------------------------------------
Short-Term
Government
  Investor                  $59           $186           $323           $724
  Class
--------------------------------------------------------------------------------

------
12

OBJECTIVES, STRATEGIES AND RISKS

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are money market funds that seek maximum safety and liquidity and seek to pay shareholders the highest rate of return consistent with this objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Capital Preservation buys short-term money market securities issued by the U.S.
Treasury that are guaranteed by the direct full faith and credit pledge of the
U.S. government. The income from these securities is exempt from state income tax.

        [graphic of triangle]

        MONEY MARKET SECURITIES HAVE LESS THAN 397 DAYS REMAINING
        UNTIL MATURITY.

Government Agency Money Market buys short-term money market securities and will invest at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury. Although the income from some securities in this category may not be exempt from state income tax, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, including buy/sell back transactions, the funds may purchase securities in advance to generate additional income. The funds may commit up to
35% of their total assets to when-issued or forward commitment agreements.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

------
13

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the types of securities that they may buy, as shown in the table below.

                                                                    GOVERNMENT
                                                                    AGENCY
TYPE OF SECURITY                    CAPITAL PRESERVATION            MONEY MARKET
--------------------------------------------------------------------------------
U.S. Treasury                       Yes                             Yes
--------------------------------------------------------------------------------
U.S. government agencies            No                              Yes
--------------------------------------------------------------------------------
U.S. government                     No                              Yes
instrumentalities
--------------------------------------------------------------------------------

U.S. Treasury securities are believed to be the safest securities because they are supported by the government's full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy. As noted above, other types of U.S.
government securities do not necessarily carry the full faith and credit pledge of the U.S. government, nor are they as liquid as U.S. Treasury securities. On the other hand, other U.S. government securities generally have higher yields than U.S. Treasury securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than funds that invest in longer-term or lower-quality securities.

------
14

GINNIE MAE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in securities issued by the
Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit pledge of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

In addition, the fund may buy other U.S. government securities, including U.S.
Treasury securities and other securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities, such as money market funds.

Ginnie Mae invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
15

GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate additional income. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, a fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the fund's share value will decline, but the share values of funds with longer weighted average maturities generally will decline further.

The portfolio managers monitor the weighted average maturity of Government Bond.
The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general, funds that have a higher potential gain have a higher potential loss.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Government Bond, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds with similar maturities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

------
16

INFLATION-ADJUSTED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in inflation-adjusted debt securities. These securities include inflation-indexed securities issued by the
U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value may be indexed for changes in inflation.

The fund may invest up to 20% of its assets in traditional U.S. Treasury, U.S.
government agency or other non-U.S. government securities that are not inflation-indexed.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
17

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

        [graphic of triangle]

        THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS THE
        MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
18

SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys short-term securities and will invest at least 80% of its assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, the fund may invest up to 20% of its assets in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate additional income. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The weighted average maturity of the fund is expected to be three years or less.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed and asset-backed securities.
When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by Short-Term Government, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
19

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                       AMOUNT OF
                       SECURITY       PERCENT OF      REMAINING      WEIGHTED
                       OWNED          PORTFOLIO       MATURITY       MATURITY
--------------------------------------------------------------------------------
Debt Security A        $100,000       25%             4 years        1 year
--------------------------------------------------------------------------------
Debt Security B        $300,000       75%             12 years       9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
20

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                              INTEREST             CREDIT            LIQUIDITY
                              RATE RISK            RISK              RISK
--------------------------------------------------------------------------------
Capital                       Lowest               Lowest            Very Low
Preservation
--------------------------------------------------------------------------------
Ginnie Mae                    Moderate             Very Low          Very Low
--------------------------------------------------------------------------------
Government                    Lowest               Low               Very Low
Agency
Money Market
--------------------------------------------------------------------------------
Government                    Moderate(1)          Low               Very Low
Bond
--------------------------------------------------------------------------------
Inflation-Adjusted            Moderate             Moderate          Very Low
Bond
--------------------------------------------------------------------------------
Short-Term                    Low                  Low               Very Low
Government
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, BUT
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

------
21

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE MOST RECENT FISCAL            INVESTOR        INSTITUTIONAL
YEAR ENDED MARCH 31, 2005                        CLASS           CLASS
--------------------------------------------------------------------------------
Capital Preservation                             0.47%           N/A(1)
--------------------------------------------------------------------------------
Ginnie Mae                                       0.57%           N/A(1)
--------------------------------------------------------------------------------
Government Agency                                0.47%           N/A(1)
Money Market
--------------------------------------------------------------------------------
Government Bond                                  0.49%           N/A(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond                          0.49%           0.29%
--------------------------------------------------------------------------------
Short-Term Government                            0.57%           N/A(1)
--------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER INSTITUTIONAL CLASS SHARES.

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22

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage the funds.
These teams are organized by broad investment categories, such as money markets and taxable bonds. The individuals listed below serve as the lead portfolio managers for the funds. As such, they are ultimately responsible for security selection and portfolio construction for the funds, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

Capital Preservation

LYNN PASCHEN

Ms. Paschen, Portfolio Manager, has been a member of the team that manages
Capital Preservation since February 2003. She joined American Century in 1998 as a Senior Fund Accountant. In 2002, she was named Fixed Income Trader and served in that capacity until being named to her current position in 2003. She has a bachelor's degree in finance from the University of Iowa and a master's degree in finance from Golden Gate University - San Francisco.

Ginnie Mae

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ginnie Mae since October 2003. He also is a member of the
American Century Taxable Bond team. He joined American Century in October 2003.
Prior to joining American Century, he was an Investment Officer with CalPERS from July 2002 to September 2003 and Director of Portfolio Management at
TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of
Michigan. He is a CFA charterholder.

Government Agency Money Market

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team that manages
Government Agency Money Market since November 2001. He joined American Century in 1997 as an Investment Administrator. In 2000, he was named Fixed Income
Trader and in 2001, he was named Portfolio Manager. He has a bachelor's degree in finance from San Francisco State University.

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23

Government Bond
Short-Term Government

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the teams that manages Government Bond and Short-Term Government since
October 1991. He joined American Century in 1983 as a Fixed-Income Analyst and
was promoted to Portfolio Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

Inflation-Adjusted Bond

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since August 1997 when he became a portfolio manager. He joined American Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

------
24

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

------
25

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS
Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
26

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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27

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, AND
        IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND
        SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY
        BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY
        BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU
        MAY BE SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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28

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. You may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

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29

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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30

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

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31

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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32

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to, a debt security has been declared in default, or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

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33

Money Market Funds

Each money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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34

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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35

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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36

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Capital Preservation - Investor Class

*  Ginnie Mae - Investor Class, Advisor Class and C Class

*  Government Agency Money Market - Investor Class and Advisor Class

*  Government Bond - Investor Class and Advisor Class

*  Inflation-Adjusted Bond - Investor Class, Institutional Class and Advisor
   Class

*  Short-Term Government - Investor Class and Advisor Class

The shares offered by this prospectus are Investor Class and Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.
Inflation-Adjusted Bond is the only fund currently offering Institutional Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

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37

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' annual reports, which are available upon request.

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38

CAPITAL PRESERVATION FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

----------------------------------------------------------------------------------------------------
                                         2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income                 0.01        0.01        0.01        0.03        0.06
----------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.01)      (0.01)      (0.01)      (0.03)      (0.06)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------------
   TOTAL RETURN(1)                       1.14%       0.60%       1.19%       2.84%       5.75%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.48%       0.48%       0.48%       0.47%       0.47%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.12%       0.59%       1.18%       2.76%       5.56%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $2,761,800  $2,928,299  $3,270,852  $3,333,519  $3,461,464
----------------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

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39

GINNIE MAE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

---------------------------------------------------------------------------------------------------
                                       2005        2004        2003        2002         2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $10.61      $10.85      $10.58      $10.63       $10.16
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income               0.37(1)     0.29(1)     0.48(1)     0.58(1)      0.68
-------------------------------------
   Net Realized and                    (0.15)      (0.04)      0.35        (0.01)       0.47
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
   Total From Investment               0.22        0.25        0.83        0.57         1.15
   Operations
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.49)      (0.49)      (0.56)      (0.62)       (0.68)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.34      $10.61      $10.85      $10.58       $10.63
---------------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                     2.11%       2.43%       8.03%       5.43%        11.70%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.58%       0.59%       0.59%       0.59%        0.59%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.58%       2.77%       4.46%       5.42%        6.57%
-------------------------------------
Portfolio Turnover Rate                315%        356%        356%        218%         143%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $1,482,999  $1,676,815  $2,100,358  $1,699,876  $1,358,978
---------------------------------------------------------------------------------------------------

(1)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
40

GOVERNMENT AGENCY MONEY MARKET FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

-------------------------------------------------------------------------------------------------
                                           2005        2004       2003      2002       2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $1.00       $1.00      $1.00     $1.00      $1.00
-------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income                   0.01        0.01       0.01      0.03       0.06
-------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income              (0.01)      (0.01)     (0.01)    (0.03)     (0.06)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $1.00       $1.00      $1.00     $1.00      $1.00
-------------------------------------------------------------------------------------------------
   TOTAL RETURN(1)                         1.27%       0.67%      1.25%     2.96%      5.98%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.48%       0.48%      0.48%     0.47%      0.47%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                      1.26%       0.67%      1.24%     2.91%      5.82%
--------------------------------------
Net Assets, End of Period
(in thousands)                             $478,409    $489,633   $591,702  $614,223   $600,373
-------------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
41

GOVERNMENT BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

------------------------------------------------------------------------------------------------
                                            2005       2004       2003      2002       2001
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.93     $11.25     $10.60    $10.76     $10.03
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income                    0.29(1)    0.28(1)    0.38      0.48       0.55
----------------------------------------
   Net Realized and                         (0.24)     (0.02)     0.99     (0.16)      0.73
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
   Total From Investment                    0.05       0.26       1.37      0.32       1.28
   Operations
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (0.30)     (0.29)     (0.38)    (0.48)     (0.55)
----------------------------------------
   From Net Realized Gains                  (0.16)     (0.29)     (0.34)       -          -
------------------------------------------------------------------------------------------------
   Total Distributions                      (0.46)     (0.58)     (0.72)    (0.48)     (0.55)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.52     $10.93     $11.25    $10.60     $10.76
------------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                          0.50%      2.42%      13.17%    3.01%      13.17%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.50%      0.51%      0.51%     0.51%      0.51%
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       2.70%      2.56%      3.34%     4.45%      5.37%
----------------------------------------
Portfolio Turnover Rate                     553%       376%       229%      164%       108%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $438,997   $468,052   $590,433  $421,312   $391,306
------------------------------------------------------------------------------------------------

(1)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
42

INFLATION-ADJUSTED BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

--------------------------------------------------------------------------------------------
                                         2005        2004      2003      2002       2001
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $11.45      $10.86    $9.89     $9.87      $9.41
--------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income                 0.45        0.39      0.48      0.38       0.67
-------------------------------------
   Net Realized and                      (0.17)      0.67      1.12      0.02       0.46
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------
   Total From Investment                 0.28        1.06      1.60      0.40       1.13
   Operations
--------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income            (0.45)      (0.39)    (0.48)    (0.38)     (0.67)
-------------------------------------
   From Net Realized Gains               (0.03)      (0.08)    (0.15)     -(1)         -
--------------------------------------------------------------------------------------------
   Total Distributions                   (0.48)      (0.47)    (0.63)    (0.38)     (0.67)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.25      $11.45    $10.86    $9.89      $9.87
--------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                       2.57%       10.04%    16.42%    4.16%      12.62%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.50%       0.50%     0.51%     0.51%      0.51%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    3.77%       3.50%     4.20%     3.12%      6.75%
-------------------------------------
Portfolio Turnover Rate                  68%         54%       136%      40%        39%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $646,214    $483,353  $352,315  $185,518   $57,577
--------------------------------------------------------------------------------------------

(1)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
43

INFLATION-ADJUSTED BOND FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                           2005          2004          2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $11.45        $10.86        $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
   Net Investment Income                   0.47          0.41          0.20
---------------------------------------
   Net Realized and                        (0.17)        0.67          0.17
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment                   0.30          1.08          0.37
   Operations
--------------------------------------------------------------------------------
Distributions
---------------------------------------
   From Net Investment Income              (0.47)        (0.41)        (0.20)
---------------------------------------
   From Net Realized Gains                 (0.03)        (0.08)        (0.15)
--------------------------------------------------------------------------------
   Total Distributions                     (0.50)        (0.49)        (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $11.25        $11.45        $10.86
--------------------------------------------------------------------------------
   TOTAL RETURN(2)                         2.77%         10.24%        3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                         0.30%         0.30%         0.31%(3)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                      3.97%         3.70%         3.80%(3)
---------------------------------------
Portfolio Turnover Rate                    68%           54%           136%(4)
---------------------------------------
Net Assets, End of Period
(in thousands)                             $65,058       $56,103       $34,196
--------------------------------------------------------------------------------

(1)  OCTOBER 1, 2002 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(3)  ANNUALIZED.

(4)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2003.

------
44

SHORT-TERM GOVERNMENT FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

---------------------------------------------------------------------------------------
                                       2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $9.66     $9.69     $9.46     $9.47     $9.19
---------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income               0.19(1)   0.15(1)   0.29      0.45      0.54
-------------------------------------
   Net Realized and                    (0.21)    (0.02)    0.23      (0.01)    0.28
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
   Total From Investment               (0.02)    0.13      0.52      0.44      0.82
   Operations
---------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.20)    (0.16)    (0.29)    (0.45)    (0.54)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period         $9.44     $9.66     $9.69     $9.46     $9.47
---------------------------------------------------------------------------------------
   TOTAL RETURN(2)                     (0.16)%   1.40%     5.52%     4.68%     9.25%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.58%     0.59%     0.59%     0.59%     0.59%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.04%     1.54%     2.96%     4.67%     5.87%
-------------------------------------
Portfolio Turnover Rate                283%      232%      185%      165%      92%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $928,460  $996,677  $957,413  $832,199  $797,718
---------------------------------------------------------------------------------------

(1)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                   FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
Capital Preservation Fund
  Investor Class                 901             CPFXX        AmC CApPr
--------------------------------------------------------------------------------
Ginnie Mae Fund
  Investor Class                 970             BGNMX        GinnieMae
--------------------------------------------------------------------------------
Government Agency
Money Market Fund
  Investor Class                 971             BGAXX        AmCGvAg
--------------------------------------------------------------------------------
Government Bond Fund
  Investor Class                 950             CPTNX        GovBnd
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond Fund
  Investor Class                 975             ACITX        InfAdjBd
--------------------------------------------------------------------------------
  Institutional Class            375             AIANX        InfAdjBd
--------------------------------------------------------------------------------
Short-Term Government Fund
  Investor Class                 023             TWUSX        SGov
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS

americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0507
SH-PRS-43689

July 29, 2005

American Century Investments
prospectus

Advisor Class
Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

C Class
Ginnie Mae Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        Ginnie Mae Fund, Government Bond Fund, Inflation-Adjusted Bond Fund

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie
Mae"), are supported by the full faith and credit of the U.S. government.
Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association ("Fannie
Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the
Federal Home Loan Bank ("FHLB") are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. In general, securities issued by non-U.S.
government entities such as corporations are backed only by the credit of the issuer.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds.

FUND                    PRIMARY INVESTMENTS                PRINCIPAL RISKS
--------------------------------------------------------------------------------
Ginnie Mae              Ginnie Maes, which are             Very low credit risk
                        mortgage-backed securities         Moderate interest
                        issued by the Government           rate risk
                        National Mortgage Association      Prepayment risk
--------------------------------------------------------------------------------
Government Agency       Short-term U.S. government         Low credit risk
Money Market            securities that mature in 397      Lowest interest
                        days or less                       rate risk
--------------------------------------------------------------------------------
Government Bond         U.S. government securities         Low credit risk
                        of any maturity                    Moderate interest
                                                           rate risk(1)
                                                           Prepayment risk
--------------------------------------------------------------------------------
Inflation-Adjusted      Inflation-indexed                  Moderate credit risk
Bond                    U.S. securities                    Moderate interest
                                                           rate risk
--------------------------------------------------------------------------------
Short-Term              U.S. government securities         Low credit risk
Government              that mature in three               Low interest
                        years or less                      rate risk
                                                           Prepayment risk
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, AND
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

------
2

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

A more detailed description of the funds' investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
12.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND (GOVERNMENT AGENCY
        MONEY MARKET) SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00
        PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN IT.

------
3

FUND PERFORMANCE HISTORY

GOVERNMENT AGENCY MONEY MARKET FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

GOVERNMENT AGENCY MONEY MARKET FUND - ADVISOR CLASS(1)

[data from bar chart]

2000      5.73%
2001      3.63%
2002      1.19%
2003      0.48%
2004      0.69%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GOVERNMENT AGENCY MONEY MARKET'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS
     0.99%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                        HIGHEST                  LOWEST
--------------------------------------------------------------------------------
Government Agency Money Market          1.48% (4Q 2000)          0.09% (4Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The Government Agency Money Market Fund is not required to include after tax information.

ADVISOR CLASS

                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Government Agency Money Market                   0.69%     2.33%      2.60%
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS APRIL 12, 1999.

Performance information is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
4

GINNIE MAE FUND
GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND

Annual Total Returns

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. The returns of the C Class shares will differ from those shown in the charts depending on the expenses of that class.

GINNIE MAE FUND - ADVISOR CLASS(1)

[data from bar chart]

1998        6.06%
1999        0.72%
2000       10.25%
2001        7.16%
2002        8.13%
2003        1.79%
2004        2.87%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GINNIE MAE'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 1.69%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Ginnie Mae                   3.54% (3Q 2001)                   -0.97% (2Q 2004)
--------------------------------------------------------------------------------

------
5

GOVERNMENT BOND FUND - ADVISOR CLASS(1)(2)

[data from bar chart]

1998        8.67%
1999       -2.30%
2000       12.35%
2001        6.48%
2002       10.63%
2003        1.69%
2004        2.23%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     GOVERNMENT BOND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 2.39%.

(2)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Government Bond                 6.25% (3Q 2002)                 -2.50% (2Q 2004)
--------------------------------------------------------------------------------

INFLATION-ADJUSTED BOND FUND - ADVISOR CLASS(1)

[data from bar chart]

1999        1.45%
2000       11.83%
2001        7.36%
2002       14.84%
2003        7.08%
2004        7.70%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     INFLATION-ADJUSTED BOND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 2.41%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                    HIGHEST                     LOWEST
--------------------------------------------------------------------------------
Inflation-Adjusted Bond             7.16% (3Q 2002)             -3.22% (2Q 2004)
--------------------------------------------------------------------------------

------
6

SHORT-TERM GOVERNMENT FUND - ADVISOR CLASS(1)

[data from bar chart]

1999       1.62%
2000       7.55%
2001       6.83%
2002       4.96%
2003       0.86%
2004       0.41%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER,
     SHORT-TERM GOVERNMENT'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 0.93%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                   HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Short-Term Government              3.03% (3Q 2001)              -1.16% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of Ginnie Mae's C Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the funds during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

------
7

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS
                                                                   LIFE
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004  1 YEAR    5 YEARS   OF CLASS(1)
--------------------------------------------------------------------------------
Ginnie Mae Fund
Return Before Taxes                             2.87%    5.99%     5.33%
Return After Taxes on Distributions             1.32%    3.93%     3.16%
Return After Taxes on Distributions
   and Sale of Fund Shares                      1.85%    3.85%     3.20%
Citigroup 30-Year GNMA Index                    4.56%    7.11%     6.42%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Government Bond Fund(3)
Return Before Taxes                             2.23%    6.59%     5.74%
Return After Taxes on Distributions             1.07%    4.75%     3.75%
Return After Taxes on Distributions
   and Sale of Fund Shares                      1.66%    4.58%     3.72%
Citigroup Treasury/Mortgage Index               4.14%    7.36%     6.59%(2)
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund
Return Before Taxes                             7.70%    9.72%     7.85%
Return After Taxes on Distributions             6.12%    7.70%     5.80%
Return After Taxes on Distributions
   and Sale of Fund Shares                      5.02%    7.12%     5.45%
Citigroup U.S. Inflation-Linked                 8.40%    10.82%    8.99%(4)
   Securities Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------
Short-Term Government Fund
Return Before Taxes                             0.41%    4.08%     3.85%
Return After Taxes on Distributions            -0.18%    2.74%     2.36%
Return After Taxes on Distributions
   and Sale of Fund Shares                      0.26%    2.65%     2.35%
Citigroup U.S. Treasury/Agency                  1.03%    5.11%     5.00%(4)
   1- to 3-Year Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: GINNIE MAE, OCTOBER 9,
     1997; GOVERNMENT BOND, OCTOBER 9, 1997; INFLATION-ADJUSTED BOND, JUNE 15,
     1998; AND SHORT-TERM GOVERNMENT, JULY 8, 1998.

(2)  SINCE SEPTEMBER 30, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

(3)  PERFORMANCE INFORMATION PRIOR TO SEPTEMBER 3, 2002, IS THAT OF THE
     AMERICAN CENTURY TREASURY FUND, ALL OF THE NET ASSETS OF WHICH WERE
     ACQUIRED BY GOVERNMENT BOND PURSUANT TO A PLAN OF REORGANIZATION APPROVED
     BY TREASURY SHAREHOLDERS ON AUGUST 2, 2002.

(4)  SINCE JUNE 30, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
8

C CLASS
                                                                    LIFE
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004             1 YEAR    OF CLASS(1)
--------------------------------------------------------------------------------
Ginnie Mae Fund
Return Before Taxes                                       2.11%     3.79%
Citigroup 30-Year GNMA Index                              4.56%     5.83%(2)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JUNE 15, 2001.

(2)  SINCE JUNE 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
9

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire and the deferred sales charge associated with C Class shares redeemed during the first year after purchase)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C Class
  Maximum Deferred Sales Charge (load)
  (as a percentage of net asset value)                                 1.00%(1)
--------------------------------------------------------------------------------

(1)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    DISTRIBUTION                 TOTAL ANNUAL
                      MANAGEMENT    AND SERVICE    OTHER         FUND OPERATING
                      FEE(1)        (12B-1) FEES   EXPENSES(2)   EXPENSES
--------------------------------------------------------------------------------
Ginnie Mae
  Advisor Class       0.32%         0.50%(3)       0.01%         0.83%
--------------------------------------------------------------------------------
  C Class             0.57%         1.00%(4)       0.01%         1.58%
--------------------------------------------------------------------------------
Government Agency
Money Market
  Advisor Class       0.22%         0.50%(3)       0.01%         0.73%
--------------------------------------------------------------------------------
Government
Bond
  Advisor Class       0.24%         0.50%(3)       0.01%         0.75%
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond
  Advisor Class       0.24%         0.50%(3)       0.01%         0.75%
--------------------------------------------------------------------------------
Short-Term
Government
  Advisor Class       0.32%         0.50%(3)       0.01%         0.83%
--------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 34.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 34.

------
10

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Ginnie Mae
  Advisor Class                $85         $264         $459         $1,022
--------------------------------------------------------------------------------
  C Class                      $160        $496         $855         $1,864
--------------------------------------------------------------------------------
Government Agency
Money Market
  Advisor Class                $74         $233         $405         $904
--------------------------------------------------------------------------------
Government Bond
  Advisor Class                $76         $239         $416         $928
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond
  Advisor Class                $76         $239         $416         $928
--------------------------------------------------------------------------------
Short-Term
Government
  Advisor Class                $85         $264         $459         $1,022
--------------------------------------------------------------------------------

------
11

OBJECTIVES, STRATEGIES AND RISKS

GINNIE MAE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in securities issued by the
Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit pledge of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

In addition, the fund may buy other U.S. government securities, including U.S.
Treasury securities and other securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities, including mortgage dollar rolls, in advance through when-issued and forward commitment transactions. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities, such as money market funds.

Ginnie Mae invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have similar weighted average maturities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
12

GOVERNMENT AGENCY MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund is a money market fund that seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with this objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Government Agency Money Market buys short-term money market securities and will invest at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury. Although the income from some securities in this category may not be exempt from state income tax, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.

        [graphic of triangle]

        MONEY MARKET INSTRUMENTS HAVE LESS THAN 397 DAYS REMAINING UNTIL
        MATURITY.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, including buy/sell back transactions, the fund may purchase securities in advance to generate additional income. The fund may commit up to
35% of its total assets to when-issued or forward commitment agreements.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

------
13

GOVERNMENT BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate additional income. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective. A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, a fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the fund's share value will decline, but the share values of funds with longer weighted average maturities generally will decline further.

The portfolio managers monitor the weighted average maturity of Government Bond.
The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the funds. In general, funds that have a higher potential gain have a higher potential loss.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Government Bond, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds with similar maturities.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

------
14

INFLATION-ADJUSTED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests at least 80% of its assets in inflation-adjusted debt securities. These securities include inflation-indexed securities issued by the
U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value may be indexed for changes in inflation.

The fund may invest up to 20% of its assets in traditional U.S. Treasury, U.S.
government agency or other non-U.S. government securities that are not inflation-indexed.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

        [graphic of triangle]

        THE REAL INTEREST RATE IS THE CURRENT MARKET INTEREST RATE MINUS THE
        MARKET'S INFLATION EXPECTATIONS.

------
15

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
16

SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys short-term securities and will invest at least 80% of its assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. In addition, the fund may invest up to 20% of its assets in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities, including mortgage dollar rolls, in advance to generate additional income. The fund may commit up to 35% of its total assets to when-issued or forward commitment agreements.

The fund may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

The weighted average maturity of the fund is expected to be three years or less.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
17

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed and asset-backed securities.
When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by Short-Term Government, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying the fund's asset-backed securities. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including, liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Gains or losses involving some futures, options, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
18

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years      1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

------
19

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                         INTEREST RATE RISK     CREDIT RISK     LIQUIDITY RISK
--------------------------------------------------------------------------------
Ginnie Mae               Moderate               Very Low        Very Low
--------------------------------------------------------------------------------
Government Agency        Lowest                 Low             Very Low
Money Market
--------------------------------------------------------------------------------
Government               Moderate(1)            Low             Very Low
Bond
--------------------------------------------------------------------------------
Inflation-Adjusted       Moderate               Moderate        Very Low
Bond
--------------------------------------------------------------------------------
Short-Term               Low                    Low             Very Low
Government
--------------------------------------------------------------------------------

(1)  THE INTEREST RATE RISK IS MODERATE UNDER NORMAL MARKET CONDITIONS, BUT
     IT MAY FLUCTUATE AS THE PORTFOLIO MANAGERS REPOSITION THE FUND IN RESPONSE
     TO CHANGING MARKET CONDITIONS.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

------
20

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about the funds' operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE MOST RECENT FISCAL                 ADVISOR             C
YEAR ENDED MARCH 31, 2005                             CLASS               CLASS
--------------------------------------------------------------------------------
Ginnie Mae                                            0.32%               0.57%
--------------------------------------------------------------------------------
Government Agency                                     0.22%               N/A(1)
Money Market
--------------------------------------------------------------------------------
Government Bond                                       0.24%               N/A(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond                               0.24%               N/A(1)
--------------------------------------------------------------------------------
Short-Term Government                                 0.32%               N/A(1)
--------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER C CLASS SHARES.

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THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers and analysts to manage the funds.
These teams are organized by broad investment categories, such as money markets and taxable bonds. The individuals listed below serve as the lead portfolio managers for the funds. As such, they are ultimately responsible for security selection and portfolio construction for the funds, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

Ginnie Mae

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ginnie Mae since October 2003. He also is a member of the
American Century Taxable Bond team. He joined American Century in October 2003.
Prior to joining American Century, he was an Investment Officer with CalPERS from July 2002 to September 2003 and Director of Portfolio Management at
TIAA-CREF from May 1997 to April 2002. He has a bachelor's degree in economics from the University of California - Berkeley and an MBA from the University of
Michigan. He is a CFA charterholder.

Government Agency Money Market

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team that manages
Government Agency Money Market since November 2001. He joined American Century in 1997 as an Investment Administrator. In 2000, he was named Fixed Income
Trader and in 2001, he was named Portfolio Manager. He has a bachelor's degree in finance from San Francisco State University.

Government Bond

Short-Term Government

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the teams that manages Government Bond and Short-Term Government since
October 1991. He joined American Century in 1983 as a Fixed-Income Analyst and
was promoted to Portfolio Manager in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

Inflation-Adjusted Bond

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team that manages Inflation-Adjusted Bond since August 1997 when he became a portfolio manager. He joined American Century in October 1991. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

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CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

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INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.
Purchase orders for C Class shares are limited to amounts less than $1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

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ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

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American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

For C Class shares, if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

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27

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually 12%
   of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to, a debt security has been declared in default, or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

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Money Market Funds

The money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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31

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

*  Ginnie Mae - Investor Class, Advisor Class and C Class

*  Government Agency Money Market - Investor Class and Advisor Class

*  Government Bond - Investor Class and Advisor Class

*  Inflation-Adjusted Bond - Investor Class, Institutional Class and Advisor
   Class

*  Short-Term Government - Investor Class and Advisor Class

The shares offered by this prospectus are Advisor Class and C Class shares.
Advisor Class and C Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. Ginnie Mae is the only fund currently offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

------
33

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have a 12b-1 Plan. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50%
for Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
34

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' annual reports, which are available upon request.

------
35

GINNIE MAE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

-----------------------------------------------------------------------------------
                                       2005     2004     2003      2002     2001
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $10.61   $10.85   $10.58    $10.63   $10.16
-----------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income               0.35(1)  0.27(1)  0.46(1)   0.55(1)  0.65
-------------------------------------
   Net Realized and                    (0.16)   (0.04)   0.35      (0.01)   0.47
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
   Total From Investment               0.19     0.23     0.81      0.54     1.12
   Operations
-----------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.46)   (0.47)   (0.54)    (0.59)   (0.65)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.34   $10.61   $10.85    $10.58   $10.63
-----------------------------------------------------------------------------------
   TOTAL RETURN(2)                     1.85%    2.18%    7.76%     5.17%    11.42%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.83%    0.84%    0.84%     0.84%    0.84%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  3.33%    2.52%    4.21%     5.17%    6.32%
-------------------------------------
Portfolio Turnover Rate                315%     356%     356%      218%     143%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $72,571  $61,288  $75,999   $42,675  $28,102
-----------------------------------------------------------------------------------

(1)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
36

GINNIE MAE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                        2005       2004      2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $10.61     $10.85    $10.57    $10.63
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(2)             0.28       0.22      0.40      0.37
-------------------------------------
   Net Realized and                     (0.17)     (0.05)    0.36      (0.02)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment                0.11       0.17      0.76      0.35
   Operations
--------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (0.38)     (0.41)    (0.48)    (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.34     $10.61    $10.85    $10.57
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                      1.10%      1.60%     7.23%     3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.58%      1.42%     1.33%     1.34%(4)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   2.58%      1.94%     3.72%     4.51%(4)
-------------------------------------
Portfolio Turnover Rate                 315%       356%      356%      218%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                          $13,795    $8,257    $5,078    $806
--------------------------------------------------------------------------------

(1)  JUNE 15, 2001 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2002.

(2)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED MARCH 31, 2002.

------
37

GOVERNMENT AGENCY MONEY MARKET FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

--------------------------------------------------------------------------------
                                        2005     2004    2003    2002    2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00    $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income                0.01     -(1)    0.01    0.03    0.06
--------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (0.01)   -(1)    (0.01)  (0.03)  (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00    $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
   TOTAL RETURN(2)                      1.02%    0.42%   0.99%   2.71%   5.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.73%    0.73%   0.73%   0.72%   0.72%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.01%    0.42%   0.99%   2.66%   5.57%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $12,481  $248    $236    $219    $2,700
--------------------------------------------------------------------------------

(1)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY.

------
38

GOVERNMENT BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

------------------------------------------------------------------------------------
                                        2005     2004      2003    2002     2001
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $10.93   $11.25    $10.60  $10.76   $10.03
------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Income                0.26(1)  0.25(1)   0.35    0.46     0.53
------------------------------------
   Net Realized and                     (0.24)   (0.02)    0.99    (0.16)   0.73
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------
   Total From Investment                0.02     0.23      1.34    0.30     1.26
   Operations
------------------------------------------------------------------------------------
Distributions
------------------------------------
   From Net Investment Income           (0.27)   (0.26)    (0.35)  (0.46)   (0.53)
------------------------------------
   From Net Realized Gains              (0.16)   (0.29)    (0.34)  -        -
------------------------------------------------------------------------------------
   Total Distributions                  (0.43)   (0.55)    (0.69)  (0.46)   (0.53)
------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.52   $10.93    $11.25  $10.60   $10.76
------------------------------------------------------------------------------------
   TOTAL RETURN(2)                      0.25%    2.16%    12.89%   2.75%    12.89%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.75%    0.76%    0.76%    0.76%    0.76%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   2.45%    2.31%    3.09%    4.20%    5.12%
------------------------------------
Portfolio Turnover Rate                 553%     376%     229%     164%     108%
------------------------------------
Net Assets, End of Period
(in thousands)                          $48,674  $45,136  $44,456  $42,285  $9,898
------------------------------------------------------------------------------------

(1)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
39

INFLATION-ADJUSTED BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

------------------------------------------------------------------------------------
                                        2005      2004      2003     2002    2001
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $11.45    $10.86    $9.89    $9.87   $9.41
------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income                0.42      0.36      0.45     0.36    0.65
-------------------------------------
   Net Realized and                     (0.17)    0.67      1.12     0.02    0.46
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------
   Total From Investment                0.25      1.03      1.57     0.38    1.11
   Operations
------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (0.42)    (0.36)    (0.45)   (0.36)  (0.65)
-------------------------------------
   From Net Realized Gains              (0.03)    (0.08)    (0.15)   -(1)    -
------------------------------------------------------------------------------------
   Total Distributions                  (0.45)    (0.44)    (0.60)   (0.36)  (0.65)
------------------------------------------------------------------------------------
Net Asset Value, End of Period          $11.25    $11.45    $10.86   $9.89   $9.87
------------------------------------------------------------------------------------
   TOTAL RETURN(2)                      2.33%     9.78%     16.13%   3.88%   12.35%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.75%     0.75%     0.76%    0.76%   0.76%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   3.52%     3.25%     3.95%    2.87%   6.50%
-------------------------------------
Portfolio Turnover Rate                 68%       54%       136%     40%     39%
-------------------------------------
Net Assets, End of Period
(in thousands)                          $295,129  $109,053  $41,673  $9,613  $1,079
------------------------------------------------------------------------------------

(1)  PER-SHARE AMOUNT IS LESS THAN $0.005.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
40

SHORT-TERM GOVERNMENT FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

--------------------------------------------------------------------------------
                                      2005     2004     2003     2002     2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $9.66    $9.69    $9.46    $9.47    $9.19
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
   Net Investment Income              0.17(1)  0.13(1)  0.26     0.42     0.52
------------------------------------
   Net Realized and                   (0.21)   (0.02)   0.23    (0.01)    0.28
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment              (0.04)   0.11     0.49     0.41     0.80
   Operations
--------------------------------------------------------------------------------
Distributions
------------------------------------
   From Net Investment Income         (0.18)   (0.14)   (0.26)   (0.42)   (0.52)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $9.44    $9.66    $9.69    $9.46    $9.47
--------------------------------------------------------------------------------
   TOTAL RETURN(2)                    (0.41)%  1.15%    5.26%    4.42%    8.98%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.83%    0.84%    0.84%    0.84%    0.84%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.79%    1.29%    2.71%    4.42%    5.62%
------------------------------------
Portfolio Turnover Rate               283%     232%     185%     165%     92%
------------------------------------
Net Assets, End of Period
(in thousands)                        $43,431  $47,135  $68,102  $36,430  $4,334
--------------------------------------------------------------------------------

(1)  COMPUTED USING THE AVERAGE SHARES OUTSTANDING.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                   FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
Ginnie Mae Fund
  Advisor Class                  770             BGNAX        GinnieMae
--------------------------------------------------------------------------------
  C Class                        470             AGMCX        GinnieMae
--------------------------------------------------------------------------------
Government Agency
Money Market Fund
  Advisor Class                  771             ACGXX        AmCGvAg
--------------------------------------------------------------------------------
Government Bond Fund
  Advisor Class                  750             ABTAX        GovBnd
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond Fund
  Advisor Class                  775             AIAVX        InfAdjBd
--------------------------------------------------------------------------------
Short-Term Government Fund
  Advisor Class                  723             TWAVX        SGov
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0507
SH-PRS-43690

July 29, 2005

American Century Investments
statement of additional information

American Century Government Income Trust

Capital Preservation Fund
Ginnie Mae Fund
Government Agency Money Market Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED JULY 29, 2005, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------
1

THE FUNDS' HISTORY

American Century Government Income Trust is a registered, open-end management investment company that was organized as a Massachusetts business trust on July
24, 1985. Until January 1997, it was known as Benham Government Income Trust.
Throughout this statement of additional information we refer to American Century
Government Income Trust as the Trust.

Each fund described in this statement of additional information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Capital
Preservation
  Investor Class                     CPFXX                        10/13/1972
--------------------------------------------------------------------------------
Ginnie Mae
  Investor Class                     BGNMX                        09/23/1985
--------------------------------------------------------------------------------
  Advisor Class                      BGNAX                        10/09/1997
--------------------------------------------------------------------------------
  C Class                            AGMCX                        06/15/2001
--------------------------------------------------------------------------------
Government Agency
Money Market
  Investor Class                     BGAXX                        12/05/1989
--------------------------------------------------------------------------------
  Advisor Class                      ACGXX                        04/12/1999
--------------------------------------------------------------------------------
Government Bond
  Investor Class                     CPTNX                        05/16/1980
--------------------------------------------------------------------------------
  Advisor Class                      ABTAX                        10/09/1997
--------------------------------------------------------------------------------
Inflation-Adjusted
Bond
  Investor Class                     ACITX                        02/10/1997
--------------------------------------------------------------------------------
  Institutional Class                AIANX                        10/01/2002
--------------------------------------------------------------------------------
  Advisor Class                      AIAVX                        06/15/1998
--------------------------------------------------------------------------------
Short-Term
Government
  Investor Class                     TWUSX                        12/15/1982
--------------------------------------------------------------------------------
  Advisor Class                      TWAVX                        07/08/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the prospectus.

Each fund (except the money market funds) is diversified as defined in the
Investment Company Act of 1940. Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities).

------
2

The money market funds operate pursuant to Rule 2a-7 under the Investment
Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the funds must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

THE MONEY MARKET FUNDS

Each of the money market funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the money market funds are neither insured nor guaranteed by the U.S. government.

Capital Preservation

Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital
Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.

While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

Government Agency Money Market

Government Agency Money Market seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity. The fund buys short-term money market securities and will invest at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government and by the U.S. Treasury. Although the income from some securities in this category may not be exempt from state income tax, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Treasury securities. The fund's weighted average portfolio maturity will not exceed 90 days.

The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

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THE OTHER FUNDS

Ginnie Mae

The Ginnie Mae Fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates. Under normal market conditions, the fund invests at least 80% of its assets in certificates issued by the Government National Mortgage Association (GNMA).

Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by the GNMA and are backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal. This means that the
Ginnie Mae Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

The fund also may buy securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities issued by the
Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan
Mortgage Corporation (Freddie Mac), among others. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. For temporary defensive purposes, the Ginnie Mae Fund may invest 100% of its assets in these securities.

A unique feature of mortgage-backed securities, such as GNMA certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as those investing in the Ginnie Mae Fund) receive scheduled monthly payments of principal and interest, but they also may receive unscheduled prepayments of principal on the underlying mortgages. See MORTGAGE-RELATED SECURITIES on page 9 for a discussion of prepayment risk.

Inflation-Adjusted Bond

Inflation-Adjusted Bond pursues its investment objective by investing in inflation-indexed securities. These securities include inflation-indexed
Treasury securities that are backed by the full faith and credit of the U.S.
government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-indexed securities may be issued by the
U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-indexed securities issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and instrumentalities, such as
U.S. corporations. Under normal market conditions the fund invests at least 80%
of its assets in inflation-adjusted debt securities. The fund may invest up to
20% of its assets in traditional U.S. Treasury, U.S. government agency or other
non-U.S. government securities that are not inflation-indexed, and in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

Inflation-Adjusted Bond also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes, or if at any time the portfolio managers believe there is an inadequate supply of appropriate inflation-indexed securities in whichto invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Bond's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Inflation-Adjusted Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

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4

There are no maturity or duration restrictions for the securities in which
Inflation-Adjusted Bond may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year, 10-year and 30-year maturities.

Inflation-Adjusted Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Bond is designed to serve as a vehicle to protect against this diminishing effect.

Inflation-Adjusted Bond is designed to provide total return consistent with an investment in inflation-indexed securities. Inflation-Adjusted Bond's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed securities. The current income generated by Inflation-Adjusted Bond will vary with month-to-month changes in the Consumer Price Index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled
INVESTMENT STRATEGIES AND RISKS on page 6. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Bond before you invest in the fund.

Short-Term Government

Short-Term Government seeks to provide investors with a high level of current income while maintaining safety of principal. Short-Term Government pursues this objective by investing primarily in securities issued or guaranteed by the U.S.
government or its agencies or instrumentalities, including mortgage-backed, asset-backed and other securities in keeping with its investment objectives.
Under normal conditions, the portfolio managers invest at least 80% of
Short-Term Government's assets in securities of the U.S. government and its agencies and instrumentalities and maintain a weighted average maturity of three years or less. The portfolio managers may invest up to 20% of the fund's total assets in investment-grade debt securities of U.S. companies.

Government Bond

Government Bond seeks to provide a high level of current income under normal market conditions. Government Bond pursues its investment objective by investing at least 80% of its assets in securities issued or guaranteed by agencies and instrumentalities of the U.S. government, including mortgage-backed securities.
It may invest in U.S. Treasury bills, bonds, notes and zero-coupon securities, all of which are backed by the direct full faith and credit pledge of the U.S.
government. It also may invest in securities issued by agencies and instrumentalities of the U.S. government other than the U.S. Treasury. The U.S.
government provides varying levels of financial support to these agencies.
Government Bond invests in securities of all maturity ranges and is not limited to a specific weighted average portfolio maturity range. Government Bond's weighted average portfolio maturity varies as determined by the portfolio managers, taking into consideration market conditions and other relevant factors.

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5

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Master Demand Notes (Government Agency Money Market only)

Government Agency Money Market may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing
Association. Master demand notes allow the fund to lend money at varying rates of interest under direct agreements with borrowers. The fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount specified in the agreement,

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6

and the borrower may prepay up to the full amount of the loan without penalty.
Master demand notes may or may not be backed by bank letters of credit. As direct agreements between lenders and borrowers, there is no secondary market for master demand notes. These instruments are redeemable (immediately repayable by the borrower) at par plus accrued interest at any time.

Zero-Coupon Securities

ZERO-COUPON TREASURY AND TREASURY-EQUIVALENT SECURITIES

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks, the Federal Farm Credit Banks, and the Student Loan Marketing
Association.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit pledge of the U.S.
government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

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7

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

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A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The Board of Trustees has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Trustees as necessary.

Mortgage-Related Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

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GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans
Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of

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purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) (GINNIE MAE, GOVERNMENT BOND AND
SHORT-TERM GOVERNMENT ONLY)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

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11

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion bond, support or non-PAC bond - that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Ginnie Mae may buy only GNMA-backed CMOS.

STRIPPED MORTGAGE-BACKED SECURITIES (GINNIE MAE, GOVERNMENT BOND,
INFLATION-ADJUSTED BOND AND SHORT-TERM GOVERNMENT ONLY)

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) (GINNIE MAE, GOVERNMENT BOND,
INFLATION-ADJUSTED BOND AND SHORT-TERM GOVERNMENT ONLY)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a

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12

particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security (IO), and all of the principal is distributed to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.
The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the cases of IOs, prepayments affect the amount of cash flows provided to the investor. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. However, because commercial mortgages are often locked out from prepayment, or have high prepayment penalties or a defeasance mechanism, the prepayment risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS) (GINNIE MAE, GOVERNMENT BOND,
INFLATION-ADJUSTED BOND AND SHORT-TERM GOVERNMENT ONLY)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

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One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

MORTGAGE DOLLAR ROLLS

The funds (except the money market funds) may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the "roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Asset-Backed Securities (ABS) (Ginnie Mae, Government Bond, Inflation-Adjusted
Bond and Short-Term Government only)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

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Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Swap Agreements

Each fund (except the money market funds) may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance income by selling

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15

protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and
(except the money market funds) entities other than the U.S. Treasury or U.S.
government agencies and instrumentalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of Inflation-Adjusted Bond will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Bond's net asset value could be negatively affected.

INFLATION-INDEXED TREASURY SECURITIES

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate.
Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

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Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX - The principal value of inflation-indexed U.S.
Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S.
Treasury securities is the non-seasonally adjusted U.S. City Average All Items
Consumer Price for All Urban Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY - The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer
Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION - The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Inflation-Adjusted Bond, however, distributes all income on a monthly basis.
Investors in Inflation-Adjusted Bond will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's portfolio. An investment in Inflation-Adjusted
Bond may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see TAXES, page 58.

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U.S. GOVERNMENT AGENCIES - A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

OTHER ENTITIES - Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer
Price Index.

Repurchase Agreements

Each fund, with the exception of Capital Preservation and Government Agency
Money Market, may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

Each of the funds, with the exception of Capital Preservation and Government
Agency Money Market, may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund.

When-Issued and Forward Commitment Agreements

The portfolio managers may sometimes purchase securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

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When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 35% of its total assets to when-issued or forward commitment agreements (including dollar rolls). If fluctuations in the value of securities held cause more than 35% of a fund's total assets to be committed under such agreements, the portfolio managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 35% of total assets.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor.

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Debt Securities

Short-Term Government may invest up to 20% of its assets in investment-grade debt securities of U.S. companies, including mortgage-backed, asset-backed and other securities, when the portfolio managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation), or,
if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of Short-Term Government's investments in debt securities of U.S. companies will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund (except the money market funds) may invest in exchange traded funds
(ETFs), such as Standard & Poor's Depositary Receipts (SPDRs) and the NASDAQ-100
index-tracking ETF (CUBES or QQQQ), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

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Restricted and Illiquid Securities

Each fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the
Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

TRACERS(SM)/TRAINS(SM)

Inflation-Adjusted Bond may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century
Investment Management, Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

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INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Senior         A fund may not issue senior securities, except as
Securities     permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing      A fund may not borrow money, except for temporary or
               emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending        A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective,
               policies and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate    A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
               This policy shall not prevent a fund from investing in
               securities or other instruments backed by real estate or
               securities of companies that deal in real estate or are
               engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration  A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting   A fund may not serve as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities    A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
               instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
               contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control        A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------
22

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT     POLICY
--------------------------------------------------------------------------------
Leveraging  A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity   A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% (10% for money market funds) of its net assets would be invested in illiquid securities.
            Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and in securities that are illiquid by virtue of legal or
            contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short       A fund may not sell securities short, unless it owns or has the
Sales       right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin      A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined in the Act. It also defines and forbids the creation of cross- and circular-ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

------
23

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities

*  money market funds

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except those of the money market funds) is listed in the Financial Highlights table in the prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates generally are not used to evaluate their trading activities.

For Government Bond and Short-Term Government, the higher portfolio turnover rates for the fiscal year ended March 31, 2005 can be attributed to the combination of the increased use of mortgage rolls and the large amount of mortgage prepayments.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM or the advisor); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------
24

                                                                            NUMBER OF
                                       LENGTH     PRINCIPAL                 PORTFOLIOS IN     OTHER
                          POSITION(S)  OF TIME    OCCUPATION(S)             FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED     DURING PAST               OVERSEEN BY       HELD BY
(YEAR OF BIRTH)           FUND         (YEARS)    5 YEARS                   TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------
William M. Lyons          Trustee      7          Chief Executive           34                None
4500 Main Street                                  Officer, ACC
Kansas City, MO 64111                             (September 2000
(1955)                                            to present)
                                                  President, ACC
                                                  (June 1997
                                                  to present)
                                                  Chief Operating
                                                  Officer, ACC
                                                  (June 1996 to
                                                  September 2000)
                                                  Also serves as:
                                                  Chief Executive
                                                  Officer and
                                                  President, ACIS,
                                                  ACGIM, ACIM
                                                  and other
                                                  ACC subsidiaries
                                                  Executive Vice
                                                  President , ACS LLC
                                                  Director, ACC,
                                                  ACGIM, ACIM,
                                                  ACIS, ACS LLC
                                                  and other
                                                  ACC subsidiaries
-----------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------
Antonio Canova            Trustee      Less than  Chief Financial           34                None
1665 Charleston Road                   one year   Officer,
Mountain View, CA 94043                           BROCADE COMMUNICATIONS
(1961)                                            SYSTEMS, INC.
                                                  (May 2001
                                                  to present)
                                                  Vice President,
                                                  Administration
                                                  BROCADE COMMUNICATIONS
                                                  SYSTEMS, INC.
                                                  (November 2004
                                                  to present)
                                                  Vice President,
                                                  Finance
                                                  BROCADE COMMUNICATIONS
                                                  SYSTEMS, INC.
                                                  (November 2000 to
                                                  November 2004)
                                                  Vice President,
                                                  Chief Financial
                                                  Officer and Secretary,
                                                  WIRELESS INC.
                                                  (April 2000 to
                                                  November 2000)
-----------------------------------------------------------------------------------------------------------
John Freidenrich          Trustee      Less       Member and                34                None
1665 Charleston Road                   than       Manager, REGIS
Mountain View, CA 94043                1 year     MANAGEMENT COMPANY, LLC
(1937)                                            (April 2004
                                                  to present)
                                                  Partner and Founder,
                                                  BAY PARTNERS
                                                  (Venture capital firm,
                                                  1976 to present)
                                                  Partner and
                                                  Founder, WARE &
                                                  FREIDENRICH
                                                  (1968 to present)
-----------------------------------------------------------------------------------------------------------

------
25

                                                                            NUMBER OF
                                       LENGTH    PRINCIPAL                  PORTFOLIOS IN   OTHER
                          POSITION(S)  OF TIME   OCCUPATION(S)              FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED    DURING PAST                OVERSEEN BY     HELD BY
(YEAR OF BIRTH)           FUND         (YEARS)   5 YEARS                    TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
Ronald J. Gilson          Trustee,     9         Charles J. Meyers          34              None
1665 Charleston Road      Chairman               Professor
Mountain View, CA 94043   of the                 of Law and Business,
(1946)                    Board                  STANFORD LAW SCHOOL
                                                 (1979 to present)
                                                 Marc and Eva Stern
                                                 Professor of Law and
                                                 Business, COLUMBIA
                                                 UNIVERSITY SCHOOL OF LAW
                                                 (1992 to present)
-------------------------------------------------------------------------------------------------------------
Kathryn A. Hall           Trustee      3         Co-Chief                   34              None
1665 Charleston Road                             Executive Officer
Mountain View, CA 94043                          and Chief
(1957)                                           Investment Officer,
                                                 OFFIT HALL CAPITAL
                                                 MANAGEMENT, LLC
                                                 (April 2002 to present)
                                                 President and
                                                 Managing
                                                 Director, LAUREL
                                                 MANAGEMENT
                                                 COMPANY, L.L.C.
                                                 (1996 to April 2002)
-------------------------------------------------------------------------------------------------------------
Myron S. Scholes          Trustee      24        Chairman, OAK              34              Director,
1665 Charleston Road                             HILL PLATINUM                              DIMENSIONAL
Mountain View, CA 94043                          PARTNERS, and                              FUND ADVISORS
(1941)                                           a Partner,                                 (investment
                                                 OAK HILL CAPITAL                           advisor,
                                                 MANAGEMENT,                                1982 to
                                                 (1999 to present)                          present)
                                                 Frank E. Buck                              Director, CHICAGO
                                                 Professorof                                MERCANTILE
                                                 Finance-Emeritus,                          EXCHANGE
                                                 STANFORD GRADUATE                          (2000 to
                                                 SCHOOL OF BUSINESS                         present)
                                                 (1981 to present)
-------------------------------------------------------------------------------------------------------------
Kenneth E. Scott          Trustee      33        Ralph M. Parsons           34              None
1665 Charleston Road                             Professor
Mountain View, CA 94043                          of Law and Business,
(1928)                                           STANFORD LAW SCHOOL
                                                 (1972 to present)
-------------------------------------------------------------------------------------------------------------
John B. Shoven            Trustee      2         Professor of               34              Director,
1665 Charleston Road                             Economics,                                 CADENCE
Mountain View, CA 94043                          STANFORD UNIVERSITY                        DESIGN SYSTEMS
(1947)                                           (1977 to present)                          (1992 to
                                                                                            present)
                                                                                            Director, WATSON
                                                                                            WYATT WORLDWIDE
                                                                                            (2002 to
                                                                                            present)
                                                                                            Director,
                                                                                            PALMSOURCE INC.
                                                                                            (2002 to
                                                                                            present)
-------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Trustee      20       Retired, Director          34               Director, QUINTUS
1665 Charleston Road                            and Partner,                                CORPORATION
Mountain View, CA 94043                         WINDY HILL                                  (automation
(1945)                                          PRODUCTIONS, LP                             solutions,
                                                (educational software,                      1995 to
                                                1994 to 1998)                               present)
-------------------------------------------------------------------------------------------------------------

------
26

                                                                          NUMBER OF
                                          LENGTH   PRINCIPAL              PORTFOLIOS IN   OTHER
                         POSITION(S)      OF TIME  OCCUPATION(S)          FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS            HELD WITH        SERVED   DURING PAST            OVERSEEN BY     HELD BY
(YEAR OF BIRTH)          FUND             (YEARS)  5 YEARS                TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------
William M. Lyons         President        4        See entry              Not             See entry
4500 Main Street                                   above under            applicable      above under
Kansas City, MO 64111                              "Interested                            "Interested
(1955)                                             Trustees."                             Trustees."
-------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive        9        Chief Administrative   Not             Not
4500 Main St.            Vice                      Officer,               applicable      applicable
Kansas City, MO 64111    President                 ACC (August 1997
(1946)                                             to present)
                                                   Chief Financial
                                                   Officer, ACC
                                                   (May 1995 to
                                                   October 2002)
                                                   Executive Vice
                                                   President, ACC
                                                   (May 1995
                                                   to present)
                                                   Also serves as:
                                                   Chief Executive
                                                   Officer, Chief
                                                   Financial Officer
                                                   and President,
                                                   ACS LLC
                                                   Chief Financial
                                                   Officer and
                                                   Executive Vice
                                                   President,
                                                   ACGIM, ACIM, ACIS
                                                   and other ACC
                                                   subsidiaries,
                                                   Treasurer,
                                                   ACGIM, ACIM
                                                   and other ACC
                                                   subsidiaries
                                                   Director, ACC and
                                                   other subsidiaries
-------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice      4        Assistant Treasurer,   Not             Not
4500 Main St.            President,                ACC                    applicable      applicable
Kansas City, MO 64111    Treasurer and             (January 1995
(1956)                   Chief Accounting          to present)
                         Officer                   Also serves as:
                                                   Senior
                                                   Vice President,
                                                   ACS LLC
                                                   Assistant Treasurer,
                                                   ACGIM,
                                                   ACIM, ACIS, ACS LLC
                                                   and other ACC
                                                   subsidiaries
-------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice      6        Vice President,        Not             Not
4500 Main St.            President                 ACC                    applicable      applicable
Kansas City, MO 64111    and                       (February 2001
(1958)                   General                   to present)
                         Counsel                   General Counsel, ACC
                                                   (June 1998 to
                                                   present)
                                                   Also serves as:
                                                   Senior
                                                   Vice President
                                                   and General
                                                   Counsel,
                                                   ACGIM, ACIM,
                                                   ACIS, ACS LLC
                                                   and other
                                                   ACC subsidiaries
-------------------------------------------------------------------------------------------------------
Charles C.S. Park        Vice             4        Chief Compliance       Not             Not
4500 Main St.            President                 Officer,               applicable      applicable
Kansas City, MO 64111    and                       ACS LLC, ACIM
(1967)                   Chief            less     AND ACGIM
                         Compliance       than     (March 2005
                         Officer          1 year   to present)
                                                   Vice President,
                                                   ACS LLC
                                                   (February 2000
                                                   to present)
                                                   Assistant General
                                                   Counsel,
                                                   ACS LLC
                                                   (January 1998
                                                   to March 2005)
-------------------------------------------------------------------------------------------------------

------
27

                                                                           NUMBER OF
                                       LENGTH    PRINCIPAL                 PORTFOLIOS IN     OTHER
                        POSITION(S)    OF TIME   OCCUPATION(S)             FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS           HELD WITH      SERVED    DURING PAST               OVERSEEN BY       HELD BY
(YEAR OF BIRTH)         FUND           (YEARS)   5 YEARS                   TRUSTEE           TRUSTEE
----------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------
C. Jean Wade            Controller(1)  8         Vice President,           Not               Not
4500 Main St.                                    ACS LLC                   applicable        applicable
Kansas City, MO 64111                            (February 2000
(1964)                                           to present)
                                                 Controller-Investment
                                                 Accounting,
                                                 ACS LLC
                                                 (June 1997
                                                 to present)
----------------------------------------------------------------------------------------------------------
Robert Leach            Controller     8         Vice President,           Not               Not
4500 Main St.                                    ACS LLC                   applicable        applicable
Kansas City, MO 64111                            (February 2000
(1966)                                           to present)
                                                 Controller-Fund
                                                 Accounting,
                                                 ACS LLC
                                                 (June 1997
                                                 to present)
----------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer    7         Vice President, ACC       Not               Not
4500 Main St.                                    (October 2001             applicable        applicable
Kansas City, MO 64111                            to present)
(1967)                                           Vice President,
                                                 Corporate Tax
                                                 ACS LLC
                                                 (April 1998 to present)
                                                 Also serves as:
                                                 Vice President,
                                                 ACGIM, ACIM, ACIS
                                                 and other ACC
                                                 subsidiaries
----------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

------
28

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to renew the fund's investment management agreement. The advisor provides the board with monthly, quarterly, or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory or subadvisory contract, the board examines several factors, but does not identify any particular factor as controlling its decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided, as well as other material facts, such as the investment performance of the fund's assets managed by the advisor or subadvisor and the fair market value of the services provided. To assess these factors, the board compares both the fund's performance and total expense ratio to those of its peers, as reported by independent data gathering services such as Lipper Analytical Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds or an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of similar funds.

In its review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board has reviewed the advisor's methodology used to prepare this financial information. It considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a reasonable profit for the management of each fund.

Based on its evaluation of all material factors, and assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the investment management agreements between the funds and the advisor are fair and reasonable in light of the services provided and should be renewed.

------
29

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                       MEETINGS
                                                                                       HELD
                                                                                       DURING LAST
COMMITTEE   MEMBERS             FUNCTION                                               FISCAL YEAR
---------------------------------------------------------------------------------------------------
Audit and   Kenneth E. Scott    The Audit and Compliance Committee approves the        5
Compliance  Antonio Canova      engagement of the funds' independent registered
            Ronald J. Gilson    public accounting firm, recommends approval of
            Jeanne D. Wohlers   such engagement to the independent trustees and
                                oversees the activities of the funds' independent
                                registered public accounting firm. The committee
                                receives reports from the advisor's Internal Audit
                                Department, which is accountable to the committee.
                                The committee also receives reporting about
                                compliance matters affecting the funds.
---------------------------------------------------------------------------------------------------
Corporate   Ronald J. Gilson    The Corporate Governance Committee reviews             3
Governance  John Freidenrich    board
            John B. Shoven      procedures and committee structures. It also
                                considers and recommends individuals for
                                nomination as trustees. The names of potential
                                trustee candidates may be drawn from a number
                                of sources, including recommendations from
                                members of the board, management (in the case
                                of interested trustees only) and shareholders.
                                Shareholders may submit trustee nominations to
                                the Corporate Secretary, American Century Funds,
                                P.O. Box 410141, Kansas City, MO 64141. All such
                                nominations will be forwarded to the committee for
                                consideration. The committee also may recommend
                                the creation of new committees, evaluate the
                                membership structure of new and existing
                                committees, consider the frequency and duration
                                of board and committee meetings and otherwise
                                evaluate the responsibilities, processes, resources,
                                performance and compensation of the board.
---------------------------------------------------------------------------------------------------
Portfolio   Myron S. Scholes    The Portfolio Committee reviews quarterly the          5
            John Freidenrich    investment activities and strategies used to manage
            Kathryn A. Hall     fund assets. The committee regularly receives
            William M. Lyons    reports from portfolio managers, credit analysts and
            (ad hoc)            other investment personnel concerning the funds'
                                investments.
---------------------------------------------------------------------------------------------------
Quality     John B. Shoven      The Quality of Service Committee reviews the level     5
of          Ronald J. Gilson    and quality of transfer agent and administrative
Service     William M. Lyons    services provided to the funds and its shareholders.
            (ad hoc)            It receives and reviews reports comparing those
                                services to those of fund competitors and seeks
                                to improve such services where feasible and
                                appropriate.
---------------------------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

------
30

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION DURING FISCAL YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
                                                            TOTAL COMPENSATION
                                                            FROM THE AMERICAN
                              TOTAL COMPENSATION            CENTURY FAMILY
NAME OF TRUSTEE               FROM THE FUNDS(1)             OF FUNDS(2)
--------------------------------------------------------------------------------
Antonio Canova(3)             $0                            $0
--------------------------------------------------------------------------------
Albert Eisenstat(4)           $23,419                       $91,000
--------------------------------------------------------------------------------
John Freidenrich(5)           $1,527                        $35,040
--------------------------------------------------------------------------------
Ronald J. Gilson              $37,219                       $148,375
--------------------------------------------------------------------------------
Kathryn A. Hall               $23,340                       $91,000
--------------------------------------------------------------------------------
Myron S. Scholes              $22,986                       $90,000
--------------------------------------------------------------------------------
Kenneth E. Scott              $25,140                       $97,250
--------------------------------------------------------------------------------
John B. Shoven                $23,188                       $90,250
--------------------------------------------------------------------------------
Jeanne D. Wohlers             $23,550                       $91,750
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR
     ENDED MARCH 31, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     EISENSTAT, $91,000; MR. GILSON, $148,375; MS. HALL, $57,750; MR. SCHOLES,
     $90,000; MR. SCOTT, $97,250; MR. SHOVEN, $90,250 AND MS. WOHLERS, $17,675.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005.

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR. FREIDENRICH JOINED THE TRUST'S ADVISORY BOARD ON AUGUST 26, 2004.
     HE JOINED THE BOARD OF TRUSTEES ON MARCH 1, 2005.

The funds have adopted the American Century Mutual Funds Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended March 31, 2005.

------
31

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2004, as shown in the table below. Because they were not directors as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table.

                                             NAME OF TRUSTEES
--------------------------------------------------------------------------------
                                RONALD J.        KATHRYN A.        WILLIAM M.
                                GILSON           HALL              LYONS
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
  Capital Preservation             E                A                 A
  Fund
--------------------------------------------------------------------------------
  Ginnie Mae Fund                  A                A                 C
--------------------------------------------------------------------------------
  Government Agency                A                A                 A
  Money Market Fund
--------------------------------------------------------------------------------
  Government Bond                  A                A                 A
  Fund
--------------------------------------------------------------------------------
  Inflation-Adjusted               A                A                 C
  Bond Fund
--------------------------------------------------------------------------------
  Short-Term                       E                A                 A
  Government Fund
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Trustee in Family of
Investment Companies               E                C                 E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000,
E-MORE THAN $100,000

                                             NAME OF TRUSTEES
--------------------------------------------------------------------------------
                             MYRON S.    KENNETH E.    JOHN B.    JEANNE D.
                             SCHOLES     SCOTT         SHOVEN     WOHLERS
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
  Capital Preservation          C           C             A          A
  Fund
--------------------------------------------------------------------------------
  Ginnie Mae Fund               A           C             A          A
--------------------------------------------------------------------------------
  Government Agency             C           C             A          C
  Money Market Fund
--------------------------------------------------------------------------------
  Government Bond               A           A             A          A
  Fund
--------------------------------------------------------------------------------
  Inflation-Adjusted            A           A             A          A
  Bond Fund
--------------------------------------------------------------------------------
  Short-Term                    A           D             A          A
  Government Bond
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Trustee in Family of
Investment Companies            E           E             E          E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000,
E-MORE THAN $100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and this code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

------
32

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

------
33

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About Us" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

------
34

Those parties who have entered into non-disclosure agreements as of May 4, 2005 are as follows:

*  American Fidelity Assurance Co.

*  American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Business Men's Assurance Co. of America

*  Callan Associates, Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Insurance Company of America

*  Investors Securities Services, Inc.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Stanley DW, Inc.

*  Morningstar Associates LLC

------
35

*  Morningstar Investment Services, Inc.

*  Mutual of America Life Insurance Company

*  National Life Insurance Company

*  Nationwide Financial

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  S&P Financial Communications

*  Scotia McLeod

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

------
36

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
37

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of June 30, 2005, the following companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

                                             PERCENTAGE          PERCENTAGE
                                             OF OUTSTANDING      OF OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Capital Preservation
--------------------------------------------------------------------------------
  Investor
           None
--------------------------------------------------------------------------------
Ginnie Mae
--------------------------------------------------------------------------------
  Investor
           Charles Schwab & Co. Inc.         23%                 0%
           San Francisco, California
--------------------------------------------------------------------------------
  C
           None
--------------------------------------------------------------------------------
  Advisor
           Charles Schwab & Co. Inc.         24%                 0%
           San Francisco, California

           National Financial                19%                 0%
           Services LLC
           New York, New York

           Saxon & Company                   11%                 0%
           Philadelphia, Pennsylvania

           Trustlynx & Co.                   6%                  0%
           Denver, Colorado

           Trucojo a Partnership             6%                  0%
           St. Joseph, Missouri
--------------------------------------------------------------------------------
Government Agency Money Market
--------------------------------------------------------------------------------
  Investor
           None
--------------------------------------------------------------------------------
  Advisor
           Patterson & Co                    11%                 0%
           FBO Hardison Komatsu Ivelich
           Charlotte, North Carolina

           Patterson & Co                    8%                  0%
           FBO KA McLaughlin & Diaz
           Charlotte, North Carolina

           Patterson & Co                    7%                  0%
           FBO Bigband Networks
           Charlotte, North Carolina

           Patterson & Co                    7%                  0%
           FBO Grunsky Ebey
           Farrar & Howell 401k
           Charlotte, North Carolina
--------------------------------------------------------------------------------
Government Bond
--------------------------------------------------------------------------------
  Investor
           Charles Schwab & Co. Inc.         18%                 0%
           San Francisco, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
38

                                           PERCENTAGE          PERCENTAGE
                                           OF OUTSTANDING      OF OUTSTANDING
FUND/                                      SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                     OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Government Bond
--------------------------------------------------------------------------------
  Advisor
           National Financial              17%                 0%
           Services LLC
           New York, New York

           Charles Schwab & Co. Inc.       15%                 0%
           San Francisco, California

           Wells Fargo Bank NA             13%                 0%
           FBO Various Clients
           Minneapolis, Minnesota

           Patterson & Co                  7%                  0%
           FBO Various Clients
           Charlotte, North Carolina

           Orchard Trust Company           6%                  0%
           Greenwood Village, Colorado

           Mitra & Co.                     6%                  0%
           Milwaukee, Wisconsin
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
--------------------------------------------------------------------------------
  Investor
           Charles Schwab & Co. Inc.       30%                 0%
           San Francisco, California

           MLPF&S                          8%                  0%
           Jacksonville, Florida

           National Financial              8%                  0%
           Services Corporation
           New York, New York

           Pershing LLC                    5%                  0%
           Jersey City, New Jersey
--------------------------------------------------------------------------------
  Institutional
           State Street Bank &             69%                 0%
           Trust Co. TTEE
           FBO Towers Perrin
           Deferred PSP
           Westwood, Massachusetts

           Charles Schwab & Co. Inc.       9%                  0%
           San Francisco, California

           The Chase Manhattan             6%                  0%
           Bank NA TR
           Huntsman Corp Salary
           Deferral Plan & Trust
           New York, New York
--------------------------------------------------------------------------------
  Advisor
           Charles Schwab & Co. Inc.       70%                 0%
           San Francisco, California

           National Financial              7%                  0%
           Services LLC
           New York, New York

           Nationwide Trust                5%                  0%
           Company FSB
           Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
39

                                           PERCENTAGE            PERCENTAGE
                                           OF OUTSTANDING        OF OUTSTANDING
FUND/                                      SHARES OWNED          SHARES OWNED
CLASS        SHAREHOLDER                   OF RECORD             BENEFICIALLY(1)
--------------------------------------------------------------------------------
Short-Term Government
--------------------------------------------------------------------------------
  Investor
             Stowers Institute for         31%                   0%
             Medical Research
             Kansas City, Missouri

             Stowers Institute             15%                   0%
             for Resource
             Development, Inc.
             Kansas City, Missouri

             Biomed Valley                 6%                    0%
             Discoveries, Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor
             Nationwide Trust              36%                   0%
             Company FSB
             Columbus, Ohio

             National Financial            34%                   0%
             Services LLC
             New York, New York

             Nationwide Insurance          18%                   0%
             Company QPVA
             Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Government Income Trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of June 30, 2005, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

------
40

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the
Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appear in each prospectus under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of each fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
CAPITAL PRESERVATION, GOVERNMENT AGENCY MONEY MARKET
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2500%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2070%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1660%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1490%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1380%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1375%
--------------------------------------------------------------------------------
Thereafter                                                              0.1370%
--------------------------------------------------------------------------------

------
41

INVESTMENT CATEGORY FEE SCHEDULE FOR:
GOVERNMENT BOND, INFLATION-ADJUSTED BOND
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.2800%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.2280%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.1980%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.1780%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.1650%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.1630%
--------------------------------------------------------------------------------
Thereafter                                                              0.1625%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR:
SHORT-TERM GOVERNMENT, GINNIE MAE
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3600%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.3080%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2780%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2450%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2430%
--------------------------------------------------------------------------------
Thereafter                                                              0.2425%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                      INVESTOR      ADVISOR                   INSTITUTIONAL
COMPLEX               CLASS:        CLASS:       C CLASS:     CLASS:
ASSETS                FEE RATE      FEE RATE     FEE RATE     FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion    0.3100%       0.0600%      0.3100%      0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion     0.3000%       0.0500%      0.3000%      0.1000%
--------------------------------------------------------------------------------
Next $15 billion      0.2985%       0.0485%      0.2985%      0.0985%
--------------------------------------------------------------------------------
Next $25 billion      0.2970%       0.0470%      0.2970%      0.0970%
--------------------------------------------------------------------------------
Next $25 billion      0.2870%       0.0370%      0.2870%      0.0870%
--------------------------------------------------------------------------------
Next $25 billion      0.2800%       0.0300%      0.2800%      0.0800%
--------------------------------------------------------------------------------
Next $25 billion      0.2700%       0.0200%      0.2700%      0.0700%
--------------------------------------------------------------------------------
Next $25 billion      0.2650%       0.0150%      0.2650%      0.0650%
--------------------------------------------------------------------------------
Next $25 billion      0.2600%       0.0100%      0.2600%      0.0600%
--------------------------------------------------------------------------------
Next $25 billion      0.2550%       0.0050%      0.2550%      0.0550%
--------------------------------------------------------------------------------
Thereafter            0.2500%       0.0000%      0.2500%      0.0500%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

------
42

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

------
43

Unified management fees paid by each fund for the fiscal periods ended March 31,
2005, 2004 and 2003, are indicated in the following tables.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)
--------------------------------------------------------------------------------
FUND                           2005               2004               2003
--------------------------------------------------------------------------------
Capital Preservation           $13,549,377        $14,821,918        $15,630,732
--------------------------------------------------------------------------------
Ginnie Mae Fund                $8,862,596         $10,730,100        $11,520,950
--------------------------------------------------------------------------------
Government Agency              $2,292,394         $2,564,632         $2,853,561
Money Market
--------------------------------------------------------------------------------
Government Bond                $2,175,344         $2,636,723         $2,674,623
--------------------------------------------------------------------------------
Inflation-Adjusted Bond        $2,706,714         $1,852,458         $1,509,660
--------------------------------------------------------------------------------
Short-Term Government          $5,463,971         $5,578,192         $5,278,270
--------------------------------------------------------------------------------

UNIFIED MANAGEMENT FEES (ADVISOR CLASS)
--------------------------------------------------------------------------------
FUND                           2005               2004               2003
--------------------------------------------------------------------------------
Ginnie Mae Fund                $203,039           $225,990           $196,351
--------------------------------------------------------------------------------
Government Agency              $6,642             $547               $505
Money Market
--------------------------------------------------------------------------------
Government Bond                $112,256           $110,084           $115,546
--------------------------------------------------------------------------------
Inflation-Adjusted Bond        $433,675           $155,965           $61,105
--------------------------------------------------------------------------------
Short-Term Government          $155,568           $192,993           $159,461
--------------------------------------------------------------------------------

UNIFIED MANAGEMENT FEES (INSTITUTIONAL CLASS)
--------------------------------------------------------------------------------
FUND                           2005               2004               2003
--------------------------------------------------------------------------------
Inflation-Adjusted Bond        $166,932           $123,040           $41,974(1)
--------------------------------------------------------------------------------

UNIFIED MANAGEMENT FEES (C CLASS)
--------------------------------------------------------------------------------
FUND                           2005               2004               2003
--------------------------------------------------------------------------------
Ginnie Mae                     $65,490            $31,570            $16,422
--------------------------------------------------------------------------------

(1)  OCTOBER 1, 2002 (COMMENCEMENT OF SALE) THROUGH MARCH 31, 2003.

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44

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2005)
---------------------------------------------------------------------------------------------------------
                                                                                    OTHER ACCOUNTS
                                        REGISTERED INVESTMENT  OTHER POOLED         (E.G., SEPARATE
                                        COMPANIES (E.G.,       INVESTMENT VEHICLES  ACCOUNTS AND
                                        OTHER AMERICAN         (E.G., COMMINGLED    CORPORATE ACCOUNTS
                                        CENTURY FUNDS AND      TRUSTS AND 529       INCLUDING INCUBATION
                                        AMERICAN CENTURY -     EDUCATION SAVINGS    STRATEGIES AND
                                        SUBADVISED FUNDS)      PLANS)               CORPORATE MONEY)
---------------------------------------------------------------------------------------------------------
Capital
Preservation
---------------------------------------------------------------------------------------------------------
Lynn Paschen          Number of Other   1                      0                    0
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
                      Assets in Other   $2,954,285,198         N/A                  N/A
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
Ginnie Mae
---------------------------------------------------------------------------------------------------------
Alejandro H. Aguilar  Number of Other   5                      0                    0
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
                      Assets in Other   $1,728,875,844         N/A                  N/A
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
Government Agency
Money Market
---------------------------------------------------------------------------------------------------------
Alan Kruss            Number of Other   1                      0                    0
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
                      Assets in Other   $265,084,912           N/A                  N/A
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
Government Bond
---------------------------------------------------------------------------------------------------------
Robert Gahagan        Number of Other   6                      0                    0
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
                      Assets in Other   $2,700,520,995         N/A                  N/A
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
Inflation-Adjusted
Bond
---------------------------------------------------------------------------------------------------------
Jeremey Fletcher      Number of Other   7                      0                    0
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
                      Assets in Other   $1,243,591,904         N/A                  N/A
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
Short-Term
Government
---------------------------------------------------------------------------------------------------------
Robert Gahagan        Number of Other   6                      0                    0
                      Accounts Managed
---------------------------------------------------------------------------------------------------------
                      Assets in Other   $2,215,471,795         N/A                  N/A
                      Accounts Managed
---------------------------------------------------------------------------------------------------------

------
45

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

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46

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

------
47

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2005, the funds' most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE
                                                        OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Capital Preservation
  Lynn Paschen                                          B
--------------------------------------------------------------------------------
Ginnie Mae
  Alejandro H. Aguilar                                  B
--------------------------------------------------------------------------------
Government Agency Money Market
  Alan Kruss(1)                                         A
--------------------------------------------------------------------------------
Government Bond
  Robert Gahagan(1)                                     A
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
  Jeremy Fletcher                                       C
--------------------------------------------------------------------------------
Short-Term Government
  Robert Gahagan(1)                                     A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 41.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

------
48

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR on page 41. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees to such financial intermediaries for the provision of these services out of its own resources.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245, and Commerce Bank,
N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

------
49

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning they normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended March 31, 2005,
2004 and 2003, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, the fund listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

                                                          VALUE OF SECURITIES
                                                          OWNED AS OF
FUND                   BROKER, DEALER OR PARENT           MARCH 31, 2005
--------------------------------------------------------------------------------
Short-Term             Bear Stearns                       $9,184,133
Government             Companies
                       ---------------------------------------------------------
                       Bank of America                    $8,706,536
                       Corporation
                       ---------------------------------------------------------
                       Morgan Stanley                     $8,318,542
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the
Trust, and shares of each fund have equal voting rights. Shares issued are fully paid and nonassessable and have no pre-emptive, conversion or similar rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust instituted dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund whose shares he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and

------
50

distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of the funds: an Investor Class, an Advisor Class, an
Institutional Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor and Institutional
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class, but the C Class shares also are subject to a
Master Distribution and Individual Shareholder Services Plan (the C Class Plan)
described below. The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule
12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The plans are described below.

In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the plans is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to

------
51

the continuance of the plans. Continuance of the plans must be approved by the
Board of Trustees (including a majority of the independent trustees) annually.
The plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the
Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
investment advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor
Class pays funds' distributor 0.50% annually of the aggregate average daily net asset value of the funds' Advisor Class shares, 0.25% of which is paid for ongoing shareholder and administrative services (as described below) and 0.25%
of which is paid for distribution services, including past distribution services
(as described below). This payment is fixed as 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31,
2005, the aggregate amount of fees paid under the Advisor Class Plan was:

           Ginnie Mae                           $313,456
           Government Agency Money Market        $14,886
           Government Bond                      $230,126(1)
           Inflation-Adjusted Bond              $892,808(2)
           Short-Term Government                $239,866(3)

(1)  BEFORE A FEE REIMBURSEMENT OF $93 FOR DISTRIBUTION SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $68 FOR DISTRIBUTION SERVICES.

(3)  BEFORE A FEE REIMBURSEMENT OF $13 FOR DISTRIBUTION SERVICES.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the distributor;

------
52

(b)  providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of investors and assisting investors in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for investors and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2005, the amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

           Ginnie Mae                        $156,728
           Government Agency Money Market      $7,443
           Government Bond                   $115,063
           Inflation-Adjusted Bond           $446,404
           Short-Term Government             $119,933

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include, but are not limited to,

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

------
53

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
     NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this
     Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2005, the amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

           Ginnie Mae                        $156,728
           Government Agency Money Market      $7,443
           Government Bond                   $115,063(1)
           Inflation-Adjusted Bond           $446,404(2)
           Short-Term Government             $119,933(3)

(1)  BEFORE A FEE REIMBURSEMENT OF $93 FOR DISTRIBUTION SERVICES.

(2)  BEFORE A FEE REIMBURSEMENT OF $68 FOR DISTRIBUTION SERVICES.

(3)  BEFORE A FEE REIMBURSEMENT OF $13 FOR DISTRIBUTION SERVICES.

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended March 31,
2005, the aggregate amount of fees paid by the funds under the C Class Plan was:

           Ginnie Mae           $114,212

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

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54

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include, but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the C Class of the funds are described in the prospectuses in the section titled CALCULATION OF CONTINGENT DEFERRED SALES
CHARGE (CDSC). Shares of the C Class are subject to a CDSC upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectus.

------
55

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the Distributor for the C Class shares in the fiscal year ended March 31, 2005, were: Ginnie Mae, $2,471.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the funds at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING, SELLING AND EXCHANGING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

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56

Money Market Funds

Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the portfolio managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

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57

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.

As of March 31, 2005, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND            2006       2007         2008        2009       2010       2011         2012           2013
--------------------------------------------------------------------------------------------------------------
Capital           -         -            -             -         -         -           ($6,263)      ($84,926)
Preservation
--------------------------------------------------------------------------------------------------------------
Ginnie Mae        -         -      ($7,179,913)   ($255,936)     -     ($285,414) ($22,063,924)  ($11,922,927)
--------------------------------------------------------------------------------------------------------------
Government     ($409)       -            -             -         -         -          ($10,414)       ($2,278)
Agency
Money
Market
--------------------------------------------------------------------------------------------------------------
Government        -         -            -             -         -         -             -        ($4,239,806)
Bond
--------------------------------------------------------------------------------------------------------------
Short-Term        -    ($157,838) ($15,891,898) ($3,678,384)     -         -             -        ($8,188,381)
Government
--------------------------------------------------------------------------------------------------------------

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held at least 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

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58

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of these distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements included in the funds' Annual Reports for the fiscal year ended March 31, 2005, are incorporated herein by reference.

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59

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA    This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA     Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A      Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB    Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB     Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B      Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC    Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC     Debt rated in this category is currently highly vulnerable to nonpayment.
       This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C      The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D      Debt rated in this category is in default. This rating is used when
       Interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless
       S&P believes that such payments will be made during such grace period.
       It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

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60

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation.
        It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
        Although capacity to pay interest and repay principal are
        considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
        conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
        While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA       Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA        Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A         Debt rated in this category has a low expectation of credit risk.
          Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in
          economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB       Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

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61

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BB          Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B           Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
            currently are being met, but capacity for continued debt
            service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C  Debt rated in these categories has a real possibility for default.
            Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D  The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

            Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process;
            those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
A-1         Prime-1          This indicates that the degree of safety
            (P-1)            regarding timely payment is strong.
                             Standard & Poor's rates those issues
                             determined to possess extremely strong
                             safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2         Prime-2          Capacity for timely payment on commercial
            (P-2)            paper is satisfactory, but the relative degree
                             of safety is not as high as for issues designated
                             A-1. Earnings trends and coverage ratios, while
                             sound, will be more subject to variation.
                             Capitalization characteristics, while still
                             appropriated, may be more affected by
                             external conditions. Ample alternate
                             liquidity is maintained.
--------------------------------------------------------------------------------
A-3         Prime-3          This indicates satisfactory capacity for timely
            (P-3)            repayment. Issues that carry this rating are
                             somewhat more vulnerable to the adverse
                             changes in circumstances than obligations
                             carrying the higher designations.
--------------------------------------------------------------------------------

------
62

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1      Notes are of the highest quality enjoying strong
                             protection from established cash flows of
                             funds for their servicing or from established
                             and broad-based access to the market for
                             refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2      Notes are of high quality with margins of
                             protection ample, although not so large as
                             in the preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3      Notes are of favorable quality with all security
                             elements accounted for, but lacking the
                             undeniable strength of the preceding grades.
                             Market access for refinancing, in particular, is
                             likely to be less well-established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4      Notes are of adequate quality, carrying
                             specific risk but having protection and
                             not distinctly or predominantly speculative.
--------------------------------------------------------------------------------

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63

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THE FUNDS'
ANNUAL AND SEMIANNUAL REPORTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports and ask any questions about the funds and your accounts by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-43691 0507

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a) Amended and Restated  Agreement  and  Declaration  of Trust of American
Century Government Income Trust,  dated March 26, 2004 (filed  electronically as
Exhibit a to  Post-Effective  Amendment No. 49 to the Registration  Statement of
the Registrant on July 29, 2004, File No. 2-99222,  and  incorporated  herein by reference).

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  50  to  the
Registration  Statement of the Registrant on May 16, 2005, File No. 2-99222, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit a herein and Article II, Article VII, Article VIII, and Article IX of
Registrant's Amended and Restated Bylaws, incorporated herein by reference.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated July 29, 2005, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services,  Inc., dated July 29, 2005 (filed electronically as Exhibit
e to Post-Effective  Amendment No. 111 to the Registration Statement of American
Century Mutual Funds, Inc. on July 29, 2005, File No. 2-14213,  and incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank N.A.,  dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of the Registrant on February 7, 1997, File
No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Amendment  No. 2 to the Global  Custody  Agreement  with JPMorgan
Chase  Bank,  dated as of May 1, 2004  (filed  electronically  as  Exhibit g4 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment No. 33 to the Registration Statement of the Registrant
on July 31, 1997, File No. 2-99222, and incorporated herein by reference).

          (2) Amendment to the Transfer Agency  Agreement with American  Century
Services  Corporation,  dated March 9, 1998 (filed electronically as Exhibit B9b to  Post-Effective  Amendment No. 23 to the  Registration  Statement of American
Century  Municipal Trust on March 26, 1998, File No. 2-91229,  and  incorporated herein by reference).

          (3) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (4) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (5) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated August 1, 2001,  (filed  electronically as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 30, 2001, File No. 2-99222,  and  incorporated  herein by reference).

          (6) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (8) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (9) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

          (10)  Amendment No. 8 to the Transfer  Agency  Agreement with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (11)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (12) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated as of December  17, 2003  (filed  electronically  as Exhibit h9 to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (13) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (14) Customer  Identification  Program Reliance Agreement dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the Registration Statement of American Century Asset Allocation Portfolios, Inc.
on  September  1,  2004,  File  No.  333-116351,   and  incorporated  herein  by
reference).

     (i)  Opinion   and   Consent  of  Counsel,   dated  July  29,  2004  (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  49  to  the
Registration Statement of the Registrant on July 29, 2004, File No. 2-99222, and
incorporated herein by reference).

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered accounting firm, dated July 25, 2005, is included herein.

          (2) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American  California Tax-Free and Municipal Funds on December 29, 2004, File No.
2-82734, and incorporated herein by reference).

          (3) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (4) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (5)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (6) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust on January 31, 2000, File No. 2-94608,  and incorporated herein by reference).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (3)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2001 (filed  electronically  as
Exhibit m3 to Post-Effective  Amendment No. 44 to the Registration  Statement of
the Registrant on July 31, 2001, File No. 2-99222,  and  incorporated  herein by reference).

          (4)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m4 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated July 1, 2002 (filed  electronically  as
Exhibit m5 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century Target  Maturities Trust on January 31, 2003, File No. 2-94608,
and incorporated herein by reference).

          (6) Amendment No. 4 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (7) Amendment No. 5 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class), dated July 29, 2005, is included herein.

          (8) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (9)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of the Registrant on July 31, 2001, File No. 2-99222, and incorporated herein by reference).

          (10)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (11)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (12)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (13)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American Century Municipal Trust on February 26, 2004, File No. 2-91229,  and
incorporated herein by reference).

          (14)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (15)  Amendment  No.  7 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
American  Century  Quantitative  Equity  Funds,  Inc. on May 13, 2005,  File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan
dated as of May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated as of August 1, 2004 (filed electronically as Exhibit n6 to Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of Trust,  incorporated  herein by  reference  to  Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit
b herein.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

None.

Item 27.  Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal       Positions and Offices           Positions and Offices
Business Address*        with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Director                        none

James E. Stowers III     Chairman and Director           none

William M. Lyons         President, Chief Executive      President and
                         Officer and Director            Trustee

Robert T. Jackson        Executive Vice President,       Executive Vice
                         Chief Financial Officer         President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President           none

Brian Jeter              Senior Vice President           none

Mark Killen              Senior Vice President           none

David Larrabee           Senior Vice President           none

Barry Mayhew             Senior Vice President           none

David C. Tucker          Senior Vice President           Senior Vice
                         and General Counsel             President and
                                                         General Counsel

Clifford Brandt          Chief Compliance Officer        none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession  of  American  Century  Government  Income  Trust,  American  Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
July, 2005.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST
                            (Registrant)

                            By: /*/ William M. Lyons
                                -------------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                           DATE

*William M. Lyons             President, Trustee and          July 28, 2005
--------------------------    Principal Executive Officer
William M. Lyons

*Maryanne Roepke              Senior Vice President,          July 28, 2005
--------------------------    Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Antonio Canova               Trustee                         July 28, 2005
--------------------------
Antonio Canova

*John Freidenrich             Trustee                         July 28, 2005
--------------------------
John Freidenrich

*Ronald J. Gilson             Chairman of the Board           July 28, 2005
--------------------------    and Trustee
Ronald J. Gilson

*Kathryn A. Hall              Trustee                         July 28, 2005
--------------------------
Kathryn A. Hall

*Myron S. Scholes             Trustee                         July 28, 2005
--------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                         July 28, 2005
--------------------------
Kenneth E. Scott

*John B. Shoven               Trustee                         July 28, 2005
--------------------------
John B. Shoven

*Jeanne D. Wohlers            Trustee                         July 28, 2005
--------------------------
Jeanne D. Wohlers

*By:  /s/ Brian L. Brogan
      --------------------------------------------
      Brian L. Brogan
      Attorney in Fact (pursuant to Powers
      of Attorney dated December 9, 2004
      and March 1, 2005).